Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
P
AY
V
ERSUS
P
ERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation
S-K,
the table below sets forth information about the relationship b etw
een compensation actually paid (“CAP”) to our principal executive officer
(“
PEO”) and
non-PEO
NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the C
o
mpany directly used this information when making compensation-related decisions for the 2023 fiscal year. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Disc
u
ssion and Analysis” section of this proxy statement.

Year	Summary Compensation Table Total ($) (1)		Compensation Actually Paid ($) (2)		Average Summary Compen- sation Table Total for Non-PEO NEOs ($) (3)	Average Compen- sation Actually Paid for Non- PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income ($000s) (7)	Company Selected Performance Measure
	PEO 1 (Lust- garten)	PEO 2 (Dolan)	PEO 1 (Lust- garten)	PEO 2 (Dolan)			Total Share- holder Return ($) (5)	Peer Group Total Share- holder Return ($) (6)		Adjusted Operating Income ($000s) (8)
2023	12,028,392	11,020,262	12,879,468	14,505,755	4,050,367	4,559,706	134.02	144.03	45,628	115,045
2022	8,280,968	—	7,609,256	—	5,052,269	4,716,445	102.80	121.64	48,880	142,211
2021	6,519,949	—	8,013,656	—	3,211,373	(927,368)	117.48	230.15	(15,897)	(12,530)

(1)
The dollar amounts reported for the PEOs,
Messrs
. Dolan and Lustgarten, under “Summary Compensation Table Total” are the amounts of total compensation reported for Messrs. Dolan and Lustgarten for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported for Messrs. Dolan and Lustgarten under “Compensation Actually Paid” represent the amount of CAP to Messrs. Dolan and Lustgarten, as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments

in the table below were made to Messrs. Dola n and Lustgarten’s total compensation for each year to determine the CAP:

	James L. Dolan	Andrew Lustgarten
	2023 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	11,020,262	12,028,392	8,280,968	6,519,949
Subtract change in pension value as reported in Summary Compensation Table	7,825	—	—	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	6,113,115	3,976,002	3,947,892	3,353,936
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	7,192,913	2,339,154	3,725,170	3,555,977
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	122,730	653,344	94,962	866,537
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—	2,510,812	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	1,701,558	(921,771)	(543,952)	425,128
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (a)	589,232	245,539	—	—
Compensation Actually Paid to PEO	14,505,755	12,879,468	7,609,256	8,013,656

(a)
For 2023, reflects a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that will be retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

(3)
The dollar amounts reported under “Average Summary Compensation Total for non-PEO
NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan for fiscal year 2023 and Mr. Lustgarten for all of the years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2023, David Hopkinson, David Granville-Smith, Victoria M. Mink, and Jamaal T. Lesane; (ii) for fiscal year 2022, James L. Dolan, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and Lawrence J. Burian; and (iii) for fiscal year 2021, James L. Dolan, Victoria M. Mink, Lawrence J. Burian, and Alexander Shvartsman.

(4)
The dollar amounts reported under “Average Compensation Actually
Paid
for
non-PEO
NEOs” represent the average amount of CAP to the NEOs as a group (excluding Mr. Dolan for 2023 and Mr. Lustgarten for all of the years), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with the

requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for each year to determine the CAP:

	NEO Averages
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	4,050,367	5,052,269	3,211,373
Subtract change in pension value as reported in Summary Compensation Table	—	2,810	(5,297)
Add pension value attributable to covered fiscal year’ s se rvice and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	1,963,388	1,855,583	1,633,917
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	2,159,848	1,737,164	1,732,344
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	8,401	62,243	201,011
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	222,448	(276,838)	(1,785,995)
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year (b)	—	—	2,657,482
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (c)	82,030	—	—
Compensation Actually Paid to Non-PEO NEOs	4,559,706	4,716,445	(927,368)

(a)	For fiscal year 2021, calculation is net of awards both vested and forfeited in 2021 (see footnote (b) for further detail).

(b)
For James L. Dolan in fiscal year 2021, includes value of Performance Alignment PSU Grants and Performance Alignment Option Grants which were voluntarily relinquished in October 2021 in connection with the settlement of litigation.

(c)
For 2023, reflects a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that will be retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

(5)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

(7)
Reflects Net Income as reported in our Annual Report on Form
10-K
for the relevant fiscal year; Net Income Attributable to MSGS Stockholders was $47,793 in 2023, $51,131 in 2022, and $(13,954) in 2021.

(8)
Reflects AOI as defined in our Annual Report on Form
10-K
for the relevant fiscal year. AOI is a
non-GAAP
financial measure. For a reconciliation of this
non-GAAP
measure to the most comparable GAAP measure, please see Annex A. The AOI figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.

Company Selected Measure Name	AdjustedOperatingIncome
Named Executive Officers, Footnote
(3)
The dollar amounts reported under “Average Summary Compensation Total for non-PEO
NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan for fiscal year 2023 and Mr. Lustgarten for all of the years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal year 2023, David Hopkinson, David Granville-Smith, Victoria M. Mink, and Jamaal T. Lesane; (ii) for fiscal year 2022, James L. Dolan, Victoria M. Mink, Jamaal T. Lesane, Alexander Shvartsman, and Lawrence J. Burian; and (iii) for fiscal year 2021, James L. Dolan, Victoria M. Mink, Lawrence J. Burian, and Alexander Shvartsman.

Peer Group Issuers, Footnote
(6)
As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Bloomberg Americas Entertainment Index, which is the industry index reported in our 2023 Form
10-K
in accordance with Regulation
S-K
Item 201(e).

Adjustment To PEO Compensation, Footnote

	James L. Dolan	Andrew Lustgarten
	2023 ($)	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	11,020,262	12,028,392	8,280,968	6,519,949
Subtract change in pension value as reported in Summary Compensation Table	7,825	—	—	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	6,113,115	3,976,002	3,947,892	3,353,936
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	7,192,913	2,339,154	3,725,170	3,555,977
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	122,730	653,344	94,962	866,537
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—	2,510,812	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	1,701,558	(921,771)	(543,952)	425,128
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	—	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (a)	589,232	245,539	—	—
Compensation Actually Paid to PEO	14,505,755	12,879,468	7,609,256	8,013,656

(a)
For 2023, reflects a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that will be retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Non-PEO NEO Average Total Compensation Amount	$ 4,050,367	$ 5,052,269	$ 3,211,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,559,706	4,716,445	(927,368)
Adjustment to Non-PEO NEO Compensation Footnote

	NEO Averages
	2023 ($)	2022 ($)	2021 ($)
Total Compensation as reported in Summary Compensation Table	4,050,367	5,052,269	3,211,373
Subtract change in pension value as reported in Summary Compensation Table	—	2,810	(5,297)
Add pension value attributable to covered fiscal year’ s se rvice and any change in such value attributable to plan amendments made in covered fiscal year	—	—	—
Subtract value of equity awards as reported in Summary Compensation Table	1,963,388	1,855,583	1,633,917
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	2,159,848	1,737,164	1,732,344
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year (a)	8,401	62,243	201,011
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—	—	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	222,448	(276,838)	(1,785,995)
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year (b)	—	—	2,657,482
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year (c)	82,030	—	—
Compensation Actually Paid to Non-PEO NEOs	4,559,706	4,716,445	(927,368)

(a)	For fiscal year 2021, calculation is net of awards both vested and forfeited in 2021 (see footnote (b) for further detail).

(b)
For James L. Dolan in fiscal year 2021, includes value of Performance Alignment PSU Grants and Performance Alignment Option Grants which were voluntarily relinquished in October 2021 in connection with the settlement of litigation.

(c)
For 2023, reflects a $7.00 per share dividend with a record date of October 17, 2022. Calculated value reflects cash dividends that will be retained by the Company until the underlying shares vest, with such dividends paid (without interest) on the applicable delivery date to the extent that the shares vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important performance measures used by the Company to link CAP to the Company’s named executive officers for the most recently completed fiscal year to the Company’s performance are:

•	AOI;

•	Net revenue; and

•	Company strategic objectives.

Total Shareholder Return Amount	$ 134.02	102.8	117.48
Peer Group Total Shareholder Return Amount	144.03	121.64	230.15
Net Income (Loss)	$ 45,628,000	$ 48,880,000	$ (15,897,000)
Company Selected Measure Amount	115,045,000	142,211,000	(12,530,000)
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description
(8)
Reflects AOI as defined in our Annual Report on Form
10-K
for the relevant fiscal year. AOI is a
non-GAAP
financial measure. For a reconciliation of this
non-GAAP
measure to the most comparable GAAP measure, please see Annex A. The AOI figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.

Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Company strategic objectives
Lustgarten
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,028,392	$ 8,280,968	$ 6,519,949
PEO Actually Paid Compensation Amount	$ 12,879,468	7,609,256	8,013,656
PEO Name	Lustgarten
Dolan
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,020,262
PEO Actually Paid Compensation Amount	$ 14,505,755
PEO Name	Dolan
PEO | Lustgarten | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,976,002	3,947,892	3,353,936
PEO | Lustgarten | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,339,154	3,725,170	3,555,977
PEO | Lustgarten | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	653,344	94,962	866,537
PEO | Lustgarten | Vesting Date Fair Value of Equity Awards Granted in Covered Fiscal Year that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,510,812
PEO | Lustgarten | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year for Awards Granted in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(921,771)	(543,952)	425,128
PEO | Lustgarten | Dividends Or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year that are Not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,539
PEO | Dolan | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,825
PEO | Dolan | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,113,115
PEO | Dolan | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,192,913
PEO | Dolan | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,730
PEO | Dolan | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year for Awards Granted in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,701,558
PEO | Dolan | Dividends Or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year that are Not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,232
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,810	(5,297)
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,963,388	1,855,583	1,633,917
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in Covered Fiscal Year that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,159,848	1,737,164	1,732,344
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,401	62,243	201,011
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year for Awards Granted in Prior Fiscal Years that were Unvested at End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,448	$ (276,838)	(1,785,995)
Non-PEO NEO | Fair Value of Awards Forfeited in Covered Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 2,657,482
Non-PEO NEO | Dividends Or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year that are Not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 82,030